April 24, 2009

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:          ING Variable Portfolios, Inc. (on behalf of ING Russell™ Mid Cap Growth Index Portfolio)

Dear Ladies and Gentlemen:

Attached for filing via the EDGAR system is a registration statement on Form N-14 under the Securities Act of 1933, as amended, for ING Variable Portfolios, Inc. (“Registrant”).  This Form N-14 is being filed in connection with a reorganization in which ING Russell™ Mid Cap Growth Index Portfolio, a series of the Registrant, will acquire all of the assets of ING AllianceBernstein Mid Cap Growth Portfolio, a series of ING Investors Trust, in exchange for shares of ING Russell™ Mid Cap Growth Index Portfolio and the assumption by ING Russell™ Mid Cap Growth Index Portfolio of the liabilities of ING AllianceBernstein Mid Cap Growth Portfolio, and the approval of a related sub-advisory agreement.

No fees are required in connection with this filing.  Should you have any questions please feel free to contact the undersigned at 480-477-2278 or Jutta M. Frankfurter at 202-261-3484.

Very truly yours,

/s/ Chris C. Okoroegbe

Christopher C. Okoroegbe
Counsel
ING U.S. Legal Services

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